INTANGIBLES (Details Narrative)		3 Months Ended		12 Months Ended
	May 01, 2015	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)		Nov. 01, 2015 USD ($)
Amortization expense		$ 10,750	$ 10,750	$ 43,000
Payments to intangible assets					$ 215,000	[1]
Qpagos Corporation [Member]
Amortization expense					$ 3,583
Software Localization Agreement [Member]
Amortized period of intangible assets		5 years
Amortization expense		$ 215,000
Software License [Member] | Software License Arrangement [Member]
Amortized period of intangible assets				5 years
Payment to the mexican market							$ 20,000
Number of software programe | Number				3
Payments to intangible assets				$ 1,000
Frequency of intagible assets				Annual
Frequency payment of intagible assets				$ 100
Agreement cost				$ 215,000
Software License [Member] | Software License Arrangement [Member] | Qpagos Corporation [Member]
License renewable term (in years)	10 years

[1]	As Restated